CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations
Coal Sales	$ 7,023,040	$ 3,859,841	$ 14,328,900	$ 9,577,939	$ 19,231,249	$ 5,345,145
Processing Services Income	0	510,157	19,516	1,404,140	1,589,749	2,256,049
Total Revenue	7,023,040	4,369,998	14,348,416	10,982,079	20,820,998	7,601,194
Cost of Coal Sales and Processing	(4,619,675)	(4,284,612)	(10,093,103)	(8,848,173)	(16,344,567)	(8,961,653)
Accretion Expense	(447,762)	(513,706)	(895,524)	(841,767)	(1,791,051)	(1,664,774)
Loss on settlement		(95,930)		(251,852)		(71,245)
Depreciation	(649,985)	(699,644)	(1,129,556)	(1,159,288)	(2,557,714)	(2,262,855)
General and Administrative	(556,683)	(405,554)	(1,033,272)	(824,750)	(1,378,111)	(237,601)
Professional Fees	(163,412)	(113,976)	(438,015)	(421,283)	(694,366)	(391,659)
Consulting Fees - Related Party						(12,340,615)
Production Taxes and Royalties	(778,124)	(926,421)	(1,727,917)	(2,598,661)	(4,974,013)	(1,250,365)
Impairment Loss from notes receivable from related party					(250,000)	(510,902)
Development Costs	(2,032,201)	(1,498,190)	(3,719,374)	(3,137,473)	(6,850,062)	(1,760,594)
Total Expenses from Operations	(9,247,842)	(8,538,033)	(19,036,761)	(18,083,247)	(34,839,884)	(29,452,263)
Net Loss from Operations	(2,224,802)	(4,168,035)	(4,688,345)	(7,101,168)	(14,018,886)	(21,851,069)
Other Income	290,609	64,596	419,123	241,574	343,100	54,757
Amortization of debt discount and debt issuance costs					(477,056)	(9,406)
Gain on cancelation of debt	315,000		315,000
Receipt of previously impaired receivables	92,573	123,917	92,573	123,917	387,427
Interest Income			41,171		298,721
Interest expense	(311,295)	(96,754)	(558,449)	(225,287)	(558,772)	(283,564)
Net Loss	(1,837,915)	(4,076,276)	(4,378,927)	(6,960,964)	(14,025,466)	(22,089,282)
Less: Preferred dividend requirement	(17,000)		(87,157)		(53,157)
Less: Net income attributable to Non Controlling Interest	(22,764)	(64,596)	(151,278)	(241,574)	(343,099)	(54,757)
Net loss attributable to American Resources Corporation Shareholders	$ (1,877,679)	$ (4,140,872)	$ (4,617,362)	$ (7,202,538)	$ (14,421,722)	$ (22,144,039)
Net loss per share - basic and diluted	$ (2.1)	$ (4.71)	$ (5.18)	$ (10.42)	$ (18.20)
Weighted average shares outstanding	892,044	878,704	892,044	691,462	792,391